UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2007

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	August 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 19.4%
Internet & Catalog Retail - 12.4%
5,473,400	Amazon.com Inc. *	$437,379,394
4,139,300	IAC/InterActiveCorp. *	115,031,147

	Total Internet & Catalog Retail	552,410,541

Media - 4.7%
6,151,800	Time Warner Inc.	116,761,164
2,803,600	Walt Disney Co.	94,200,960

	Total Media	210,962,124

Specialty Retail - 2.3%
2,698,600	Home Depot Inc.	103,383,366

	TOTAL CONSUMER DISCRETIONARY	866,756,031

CONSUMER STAPLES - 11.1%
Beverages - 5.2%
2,200,300	Coca-Cola Co.	118,332,134
1,660,700	PepsiCo Inc.	112,977,421

	Total Beverages	231,309,555

Food Products - 3.1%
2,366,400	Wm. Wrigley Jr. Co.	137,842,800

Household Products - 2.8%
1,909,800	Procter & Gamble Co.	124,729,038

	TOTAL CONSUMER STAPLES	493,881,393

FINANCIALS - 15.0%
Capital Markets - 5.4%
2,034,300	Merrill Lynch & Co. Inc.	149,927,910
1,494,600	Morgan Stanley	93,218,202

	Total Capital Markets	243,146,112

Diversified Financial Services - 2.3%
3,155,200	Nasdaq Stock Market Inc. *	103,048,832

Insurance - 7.3%
1,855,500	American International Group Inc.	122,463,000
1,700	Berkshire Hathaway Inc., Class A Shares *	201,263,000

	Total Insurance	323,726,000

	TOTAL FINANCIALS	669,920,944

HEALTH CARE - 19.8%
Biotechnology - 13.9%
3,611,900	Amgen Inc. *	180,992,309
2,026,500	Biogen Idec Inc. *	129,331,230
3,279,800	Genentech Inc. *	245,361,838
1,660,700	Vertex Pharmaceuticals Inc. *	64,700,872

	Total Biotechnology	620,386,249

Health Care Equipment & Supplies - 2.2%
1,859,900	Medtronic Inc.	98,277,116

Pharmaceuticals - 3.7%
1,577,600	Johnson & Johnson	97,479,904
2,793,900	Pfizer Inc.	69,400,476

	Total Pharmaceuticals	166,880,380

	TOTAL HEALTH CARE	885,543,745

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 10.2%
4,525,200	Cisco Systems Inc. *	144,444,384

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	August 31, 2007

SHARES	SECURITY	VALUE
Communications Equipment - 10.2% (continued)
2,226,600	Juniper Networks Inc. *	$73,299,672
7,638,900	Motorola Inc.	129,479,355
2,698,600	QUALCOMM Inc.	107,647,154

	Total Communications Equipment	454,870,565

Internet Software & Services - 8.9%
3,918,000	Akamai Technologies Inc. *	126,237,960
4,110,100	eBay Inc. *	140,154,410
5,729,200	Yahoo! Inc. *	130,224,716

	Total Internet Software & Services	396,617,086

Semiconductors & Semiconductor Equipment - 7.5%
5,729,200	Intel Corp.	147,526,900
5,487,300	Texas Instruments Inc.	187,885,152

	Total Semiconductors & Semiconductor Equipment	335,412,052

Software - 8.1%
2,864,600	Electronic Arts Inc. *	151,651,924
3,648,500	Microsoft Corp.	104,821,405
5,380,600	Red Hat Inc. *	104,652,670

	Total Software	361,125,999

	TOTAL INFORMATION TECHNOLOGY	1,548,025,702

	TOTAL INVESTMENTS - 100.0% (Cost - $3,144,315,280#)	4,464,127,815
	Liabilities in Excess of Other Assets - 0.0%	(437,352)

	TOTAL NET ASSETS - 100.0%	$4,463,690,463

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,416,503,361
Gross unrealized depreciation	(96,690,826)

Net unrealized appreciation	$1,319,812,535

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 29, 2007